BNY Mellon Corporate Bond Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.1%
Aerospace & Defense — 1.5%
RTX Corp., Sr. Unscd. Notes	2.25	7/1/2030	2,500,000	2,198,663
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	3,000,000	2,988,277
The Boeing Company, Sr. Unscd. Notes(a)	6.53	5/1/2034	1,000,000	1,063,795
				6,250,735
Airlines — 3.1%
Air Canada Pass-Through Trust, Ser. 2015-1, Cl. A(a)	3.60	9/15/2028	1,722,754	1,659,896
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,833,314	2,716,892
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. A	2.95	11/15/2029	3,841,679	3,478,828
United Airlines Pass-Through Trust, Ser. 2016-2, Cl. A	3.10	4/7/2030	5,654,350	5,169,898
				13,025,514
Automobiles & Components — 1.6%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	3,000,000	3,227,589
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	3,750,000	3,269,000
				6,496,589
Banks — 24.1%
AIB Group PLC, Sr. Unscd. Notes(a)	6.61	9/13/2029	3,000,000	3,166,079
BAC Capital Trust XIV, Gtd. Notes, Ser. G, (3 Month TSFR + 0.66%)(b),(c),(d)	5.61	12/15/2024	3,000,000	2,584,297
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.38	3/13/2029	2,500,000	2,545,620
Bank of America Corp., Jr. Sub. Notes, Ser. TT(b)	6.13	4/27/2027	1,500,000	1,536,741
Bank of America Corp., Ser. FF, Jr. Sub. Notes(b),(c)	5.88	3/15/2028	3,000,000	3,021,306
Bank of Ireland Group PLC, Sr. Unscd. Notes(a)	2.03	9/30/2027	3,000,000	2,850,073
Barclays PLC, Jr. Sub. Notes(b)	8.00	3/15/2029	2,000,000	2,080,316
Barclays PLC, Sub. Notes	7.12	6/27/2034	1,500,000	1,631,333
BNP Paribas SA, Sr. Notes(a)	1.32	1/13/2027	2,500,000	2,398,697
BPCE SA, Sub. Notes(a)	3.12	10/19/2032	4,000,000	3,380,509
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	3,500,000	3,665,446
Citizens Financial Group, Inc., Sub. Notes	3.75	2/11/2031	5,000,000	4,784,918
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	4,000,000	4,085,611
Cooperatieve Rabobank UA, Gtd. Notes	4.38	8/4/2025	2,500,000	2,484,007
Credit Agricole SA, Sub. Notes(a)	4.00	1/10/2033	3,500,000	3,341,025
Deutsche Bank AG, Sub. Notes	4.88	12/1/2032	5,000,000	4,853,902
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	3,500,000	3,896,264
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	3,250,000	3,311,179
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.72	6/5/2030	3,000,000	3,082,991
M&T Bank Corp., Ser. G, Jr. Sub. Notes(b)	7.01	2/1/2025	5,000,000	5,011,190
Morgan Stanley, Sub. Notes	5.95	1/19/2038	3,500,000	3,581,377
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	3,250,000	3,253,286
Nordea Bank Abp, Jr. Sub. Notes(a),(b)	6.63	3/26/2026	3,965,000	3,991,387
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	3,500,000	3,886,611
Societe Generale SA, Sr. Notes(a)	6.69	1/10/2034	3,000,000	3,170,543
Standard Chartered PLC, Sr. Unscd. Notes(a)	3.97	3/30/2026	2,250,000	2,239,725
The Bank of Nova Scotia, Jr. Sub. Notes, (3 Month TSFR + 2.91%)(b),(d)	7.57	1/12/2025	4,000,000	3,986,087
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	3,000,000	3,323,865
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000	2,919,806
Westpac Banking Corp., Sub. Notes	4.32	11/23/2031	3,000,000	2,957,163
Zions Bancorp NA, Sub. Notes	3.25	10/29/2029	3,550,000	3,163,298
				100,184,652

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.1% (continued)
Beverage Products — .7%
Constellation Brands, Inc., Gtd. Notes	3.15	8/1/2029	3,000,000	2,795,076
Biotechnology — 1.4%
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2033	3,250,000	3,303,860
Royalty Pharma PLC, Gtd. Notes(a),(c)	2.20	9/2/2030	3,000,000	2,574,675
				5,878,535
Building Materials — 1.0%
CRH America Finance, Inc., Gtd. Notes(a)	3.40	5/9/2027	2,000,000	1,942,259
Masco Corp., Sr. Unscd. Notes	1.50	2/15/2028	2,500,000	2,271,528
				4,213,787
Chemicals — 1.4%
Huntsman International LLC, Sr. Unscd. Notes(c)	4.50	5/1/2029	3,000,000	2,890,482
Yara International ASA, Sr. Unscd. Notes(a),(c)	4.75	6/1/2028	3,000,000	2,979,778
				5,870,260
Commercial & Professional Services — .7%
Global Payments, Inc., Sr. Unscd. Notes(c)	3.20	8/15/2029	3,000,000	2,779,634
Consumer Discretionary — 2.7%
Hasbro, Inc., Sr. Unscd. Notes(c)	3.90	11/19/2029	2,000,000	1,900,958
Leggett & Platt, Inc., Sr. Unscd. Notes(c)	4.40	3/15/2029	2,000,000	1,899,990
Marriott International, Inc., Sr. Unscd. Notes, Ser. II(c)	2.75	10/15/2033	3,250,000	2,727,107
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	1,000,000	946,293
Warnermedia Holdings, Inc., Gtd. Notes(c)	4.28	3/15/2032	4,000,000	3,611,076
				11,085,424
Diversified Financials — 7.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes(c)	5.75	6/6/2028	2,500,000	2,578,426
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	1,500,000	1,555,959
Aircastle Ltd., Gtd. Notes	4.25	6/15/2026	2,500,000	2,472,420
Aircastle Ltd., Sr. Unscd. Notes(a)	2.85	1/26/2028	1,000,000	937,055
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	5,000,000	4,607,031
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,000,000	2,909,365
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	5,000,000	4,569,999
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	4,000,000	3,768,575
Blue Owl Credit Income Corp., Sr. Unscd. Notes(a),(c)	6.60	9/15/2029	2,000,000	2,052,689
Blue Owl Finance LLC, Gtd. Notes	4.38	2/15/2032	1,000,000	929,786
Goldman Sachs BDC Inc., Sr. Unscd. Notes	3.75	2/10/2025	3,000,000	2,988,318
				29,369,623
Electronic Components — 1.3%
Arrow Electronics, Inc., Sr. Unscd. Notes(c)	2.95	2/15/2032	3,250,000	2,810,862
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	3,000,000	2,801,132
				5,611,994
Energy — 11.9%
Cenovus Energy, Inc., Sr. Unscd. Notes	2.65	1/15/2032	3,000,000	2,552,381
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes(a)	2.74	12/31/2039	2,000,000	1,624,113
Cheniere Energy, Inc., Sr. Unscd. Notes	4.63	10/15/2028	2,000,000	1,978,029
Diamondback Energy, Inc., Gtd. Notes	3.50	12/1/2029	3,000,000	2,818,346
El Paso Natural Gas Co. LLC, Gtd. Notes(a)	3.50	2/15/2032	3,000,000	2,664,936
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	2,000,000	1,983,909
Energy Transfer LP, Sr. Unscd. Notes	4.15	9/15/2029	1,500,000	1,456,972
Energy Transfer LP, Sr. Unscd. Notes	5.50	6/1/2027	1,250,000	1,272,086

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.1% (continued)
Energy — 11.9% (continued)
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	2,000,000	2,063,454
EQT Corp., Sr. Unscd. Notes(c)	5.75	2/1/2034	3,000,000	3,072,071
Helmerich & Payne, Inc., Sr. Unscd. Notes(c)	2.90	9/29/2031	3,000,000	2,567,554
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	3,500,000	3,454,307
Ovintiv, Inc., Gtd. Notes(c)	6.25	7/15/2033	3,000,000	3,147,920
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	3,500,000	3,437,235
Sabal Trail Transmission LLC, Sr. Unscd. Notes(a)	4.25	5/1/2028	3,000,000	2,925,574
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	3,000,000	3,166,756
The Williams Partners LP, Sr. Unscd. Notes	3.75	6/15/2027	3,000,000	2,936,053
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	3.25	5/15/2030	2,000,000	1,847,476
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	2,500,000	2,173,923
Var Energi ASA, Sr. Unscd. Notes(a)	7.50	1/15/2028	2,310,000	2,458,729
				49,601,824
Environmental Control — .6%
Waste Connections, Inc., Sr. Unscd. Notes	3.50	5/1/2029	2,500,000	2,391,656
Financials — .5%
Apollo Management Holdings LP, Gtd. Notes(a)	4.95	1/14/2050	2,000,000	2,005,878
Food Products — .9%
Flowers Foods, Inc., Sr. Unscd. Notes	3.50	10/1/2026	2,000,000	1,955,413
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	3.00	2/2/2029	2,000,000	1,844,988
				3,800,401
Foreign Governmental — .6%
The Morongo Band of Mission Indians, Unscd. Bonds(a)	7.00	10/1/2039	2,500,000	2,709,404
Health Care — 5.6%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	2,250,000	2,110,208
Centene Corp., Sr. Unscd. Notes	2.50	3/1/2031	3,500,000	2,940,810
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	3,750,000	3,408,181
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	4.80	8/14/2029	3,000,000	3,006,431
HCA, Inc., Gtd. Notes	3.63	3/15/2032	2,000,000	1,803,962
HCA, Inc., Gtd. Notes	5.88	2/1/2029	1,500,000	1,543,584
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	3,000,000	2,967,811
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes(c)	5.00	11/26/2028	3,000,000	3,035,312
The Cigna Group, Gtd. Notes	4.38	10/15/2028	2,500,000	2,477,490
				23,293,789
Industrial — 3.0%
Carlisle Cos., Inc., Sr. Unscd. Notes	3.75	12/1/2027	2,500,000	2,437,133
Flowserve Corp., Sr. Unscd. Notes	2.80	1/15/2032	2,500,000	2,144,812
Hillenbrand, Inc., Gtd. Notes	5.00	9/15/2026	2,500,000	2,498,975
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	3,000,000	2,884,871
Oshkosh Corp., Sr. Unscd. Notes	4.60	5/15/2028	2,500,000	2,489,832
				12,455,623
Information Technology — 1.5%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	3,000,000	2,846,471
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	3,000,000	3,249,876
				6,096,347
Insurance — 3.0%
Assured Guaranty US Holdings, Inc., Gtd. Notes	3.15	6/15/2031	3,250,000	2,923,377
MetLife, Inc., Jr. Sub. Bonds, Ser. D(b),(c)	5.88	3/15/2028	3,500,000	3,525,708

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.1% (continued)
Insurance — 3.0% (continued)
Prudential Financial, Inc., Jr. Sub. Notes	5.70	9/15/2048	3,000,000	3,003,612
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	3,000,000	2,890,614
				12,343,311
Internet Software & Services — 1.2%
eBay, Inc., Sr. Unscd. Notes	5.95	11/22/2027	2,000,000	2,074,206
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	2,750,000	2,894,954
				4,969,160
Materials — .5%
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	2,000,000	1,951,272
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.40	4/1/2033	2,500,000	2,287,328
Metals & Mining — 1.7%
Anglo American Capital PLC, Gtd. Notes(a),(c)	4.50	3/15/2028	3,000,000	2,961,091
Glencore Funding LLC, Gtd. Notes(a)	1.63	9/1/2025	1,000,000	976,624
Glencore Funding LLC, Gtd. Notes(a)	5.40	5/8/2028	1,500,000	1,529,195
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	2,000,000	1,791,600
				7,258,510
Municipal Securities — 3.2%
Detroit, GO, Ser. B1	4.00	4/1/2044	5,000,000	4,056,631
Golden Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	4,000,000	3,411,581
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,305,911
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000	3,631,060
				13,405,183
Real Estate — 3.0%
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	2,500,000	2,083,047
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	3,000,000	2,721,213
Healthpeak OP LLC, Gtd. Notes	2.13	12/1/2028	2,250,000	2,042,216
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.63	11/15/2031	3,000,000	2,562,796
Realty Income Corp., Gtd. Notes	4.00	7/15/2029	3,000,000	2,918,665
				12,327,937
Retailing — 3.7%
7-Eleven, Inc., Sr. Unscd. Notes(a)	1.80	2/10/2031	3,750,000	3,074,608
Alimentation Couche-Tard, Inc., Gtd. Notes(a)	3.55	7/26/2027	3,000,000	2,910,211
AutoNation, Inc., Sr. Unscd. Notes(c)	3.85	3/1/2032	2,000,000	1,820,450
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes(c)	3.15	1/15/2032	3,000,000	2,659,436
Dollar Tree, Inc., Sr. Unscd. Notes(c)	2.65	12/1/2031	3,000,000	2,552,596
O’Reilly Automotive, Inc., Sr. Unscd. Notes	4.70	6/15/2032	2,500,000	2,455,062
				15,472,363
Semiconductors & Semiconductor Equipment — 4.4%
Broadcom, Inc., Sr. Unscd. Notes(a)	3.14	11/15/2035	2,000,000	1,664,486
Broadcom, Inc., Sr. Unscd. Notes(a)	3.47	4/15/2034	3,000,000	2,647,121
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	2,500,000	2,513,759
Intel Corp., Sr. Unscd. Notes(c)	5.60	2/21/2054	3,000,000	2,846,342
Microchip Technology, Inc., Gtd. Notes(c)	5.05	3/15/2029	2,750,000	2,765,402

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.1% (continued)
Semiconductors & Semiconductor Equipment — 4.4% (continued)
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., Gtd. Notes	5.00	1/15/2033	3,000,000	2,976,998
Renesas Electronics Corp., Sr. Unscd. Notes(a)	2.17	11/25/2026	3,000,000	2,840,422
				18,254,530
Technology Hardware & Equipment — .9%
Dell International LLC / EMC Corp., Sr. Unscd. Notes	8.10	7/15/2036	3,000,000	3,640,675
Telecommunication Services — 3.1%
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	4,000,000	2,861,362
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	3,250,000	3,318,130
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	4,750,000	3,546,896
Verizon Communications, Inc., Sr. Unscd. Notes	4.27	1/15/2036	3,500,000	3,243,421
				12,969,809
Utilities — .7%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	3,000,000	3,066,174
Total Bonds and Notes (cost $418,374,820)				403,862,997

	1-Day Yield (%)	Shares
Investment Companies — 2.2%
Registered Investment Companies — 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $9,264,655)	4.67	9,264,655	9,264,655
Investment of Cash Collateral for Securities Loaned — 2.5%
Registered Investment Companies — 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $10,197,946)	4.67	10,197,946	10,197,946
Total Investments (cost $437,837,421)		101.8%	423,325,598
Liabilities, Less Cash and Receivables		(1.8)%	(7,526,973)
Net Assets		100.0%	415,798,625

GO—Government Obligation
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $73,254,336 or 17.6% of net assets.

(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $32,117,048 and the value of the collateral was
$33,151,263, consisting of cash collateral of $10,197,946 and U.S. Government & Agency securities valued at $22,953,317.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Corporate Bond Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	387,748,410	—	387,748,410
Foreign Governmental	—	2,709,404	—	2,709,404
Municipal Securities	—	13,405,183	—	13,405,183
Investment Companies	19,462,601	—	—	19,462,601

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2024, accumulated net unrealized depreciation on investments was $14,511,823, consisting of $4,295,910 gross unrealized appreciation and $18,807,733 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.